OTHER CURRENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
OTHER CURRENT LIABILITIES [Abstract]
Government payables	$ 7,344	$ 1,332
Capital leases	559	637
Interest payable in relation to debentures	2,207	3,727
TJP facility closure related accruals	4,603
Other	1,906	2,298
Other current liabilities	$ 16,619	$ 7,994